Provisions	18 Months Ended
Oct. 31, 2018
Provisions [Abstract]
Provisions
26 Provisions

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Onerous leases and dilapidations		35,105		16,243
Restructuring and integration		50,689		12,132
Legal		7,038		3,220
Other		-		484
Total		92,832		32,079

Current		57,411		20,142
Non-current		35,421		11,937
Total		92,832		32,079

	Onerous Leases and dilapidations		Restructuring and integration		Legal		Other		Total
	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2017		16,243		12,132		3,220		484		32,079

Continuing operations:
Acquisitions – HPE Software business (note 39)		11,321		21,398		36,446		-		69,165
Additional provision in the period		17,723		133,421		1,392		-		133,558
Released		(3,890)		(3,678)		(4,733)		(416)		(12,717)
Utilization of provision		(5,590)		(110,062)		(29,263)		(97)		(145,012)
Exchange adjustments		(702)		(2,522)		(24)		29		(3,219)

Discontinued operation:
Additional provision in the period		2,835		205		-		-		3,040
Reclassification of current assets classified as held for sale (note 19)		(2,835)		(205)		-		-		(3,040)
At October 31, 2018		35,105		50,689		7,038		-		92,832

Current		11,219		39,154		7,038		-		57,411
Non-current		23,886		11,535		-		-		35,421
Total		35,105		50,689		7,038		-		92,832

	Onerous leases and dilapidations		Restructuring and integration		Legal		Other		Total
	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1, 2016		18,176		3,523		1,920		1,280		24,899
Additional provision in the period		4,584		48,498		98		501		53,681
Acquisitions (note 37)		-		1,201		2,844		-		4,045
Utilization of provision		(5,527)		(37,712)		(120)		(117)		(43,476)
Released		(857)		(2,886)		(1,492)		(1,180)		(6,415)
Exchange adjustments		(133)		(492)		(30)		-		(655)
At April 30, 2017		16,243		12,132		3,220		484		32,079

Current		4,406		12,132		3,220		384		20,142
Non-current		11,837		-		-		100		11,937
Total		16,243		12,132		3,220		484		32,079

Onerous leases and dilapidations provisions
The onerous lease and dilapidations provision relates to leased Group properties and this position is expected to be fully utilized within eight years. The provision was increased by $29.0m in the 18 months ended October 31, 2018, due to the acquisition of the HPE Software business ($11.3m) and relating to legal obligations to restore leased properties at the end of the lease period and a reassessment of sites across North America, United Kingdom, Israel and Australia ($17.7m). Provisions of $3.9m were released following the renegotiation/exit of leases of two North American properties.

Restructuring and integration provisions
Restructuring and integration provisions relate to activities undertaken in readiness for bringing together the Micro Focus and the HPE Software business into one organization across all functions of the existing business and provisions for severance resulting from headcount reductions. The majority of provisions are expected to be fully utilized within 12 months. Restructuring and integration costs are reported within exceptional costs (note 4).

Legal provisions
Legal provisions include the directors’ best estimate of the likely outflow of economic benefits associated with ongoing legal matters. Further information on legal matters can be found in note 37, contingent liabilities.

Other provisions
Releases of other provisions during the 18 months ended October 31, 2018 relate to future fees no longer considered likely to be incurred.